UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1.

Reports to Stockholders

Fidelity® Education Income Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 29.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	2,750,000	2,419,730
4.25% 3/1/27	400,000	389,959
4.3% 2/15/30	250,000	238,427
Verizon Communications, Inc.:
2.1% 3/22/28	500,000	445,196
2.355% 3/15/32	2,000,000	1,621,577
3% 3/22/27	78,000	73,418
		5,188,307
Entertainment - 0.0%
The Walt Disney Co. 1.75% 1/13/26	306,000	288,627
Media - 0.2%
Comcast Corp. 2.35% 1/15/27	500,000	466,152
Warnermedia Holdings, Inc.:
3.755% 3/15/27	1,000,000	946,239
4.054% 3/15/29	6,000	5,558
		1,417,949
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. 3.2% 3/15/27	19,000	17,890
TOTAL COMMUNICATION SERVICES		6,912,773
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 1.4%
Daimler Finance North America LLC 1.45% 3/2/26 (b)	2,500,000	2,323,465
General Motors Financial Co., Inc.:
1.05% 3/8/24	18,000	17,991
1.25% 1/8/26	500,000	463,325
2.35% 2/26/27	3,000,000	2,750,079
Hyundai Capital America 1% 9/17/24 (b)	74,000	72,082
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	1,000,000	931,184
3.95% 6/6/25 (b)	227,000	222,308
4.35% 6/8/27 (b)	200,000	195,034
5.7% 9/12/26 (b)	2,500,000	2,523,190
		9,498,658
Specialty Retail - 0.7%
Lowe's Companies, Inc.:
4.4% 9/8/25	2,275,000	2,247,025
4.8% 4/1/26	261,000	259,405
O'Reilly Automotive, Inc. 5.75% 11/20/26	516,000	523,300
The Home Depot, Inc. 2.875% 4/15/27	2,028,000	1,916,239
		4,945,969
TOTAL CONSUMER DISCRETIONARY		14,444,627
CONSUMER STAPLES - 1.3%
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp. 4.625% 11/1/27	2,406,000	2,359,966
Personal Care Products - 0.3%
Kenvue, Inc.:
5.05% 3/22/28	1,262,000	1,270,038
5.35% 3/22/26	598,000	601,884
		1,871,922
Tobacco - 0.7%
BAT Capital Corp. 4.7% 4/2/27	801,000	783,926
BAT International Finance PLC 1.668% 3/25/26	2,750,000	2,547,804
Philip Morris International, Inc. 4.75% 2/12/27	1,503,000	1,484,334
		4,816,064
TOTAL CONSUMER STAPLES		9,047,952
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	15,000	13,834
Oil, Gas & Consumable Fuels - 0.6%
Canadian Natural Resources Ltd. 2.05% 7/15/25	315,000	300,591
Enbridge, Inc. 5.9% 11/15/26	720,000	733,459
Exxon Mobil Corp. 2.992% 3/19/25	210,000	205,259
MPLX LP:
1.75% 3/1/26	2,000,000	1,865,817
4% 3/15/28	760,000	728,690
		3,833,816
TOTAL ENERGY		3,847,650
FINANCIALS - 20.6%
Banks - 13.5%
Bank of America Corp.:
1.197% 10/24/26 (c)	500,000	465,835
1.734% 7/22/27 (c)	500,000	458,491
2.456% 10/22/25 (c)	500,000	489,493
2.551% 2/4/28 (c)	850,000	786,625
2.651% 3/11/32 (c)	2,750,000	2,301,440
3.458% 3/15/25 (c)	393,000	392,687
4.827% 7/22/26 (c)	2,500,000	2,478,984
4.948% 7/22/28 (c)	3,750,000	3,712,759
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	449,000	443,774
Barclays PLC:
2.279% 11/24/27 (c)	1,300,000	1,188,139
2.852% 5/7/26 (c)	750,000	725,076
5.304% 8/9/26 (c)	2,500,000	2,484,036
BNP Paribas SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	750,000	693,650
Canadian Imperial Bank of Commerce:
3.45% 4/7/27	1,150,000	1,096,571
3.945% 8/4/25	495,000	485,292
Citigroup, Inc.:
1.122% 1/28/27 (c)	3,000,000	2,764,775
3.07% 2/24/28 (c)	3,000,000	2,810,064
3.106% 4/8/26 (c)	1,100,000	1,070,643
4.14% 5/24/25 (c)	2,500,000	2,488,490
DNB Bank ASA:
0.856% 9/30/25 (b)(c)	2,500,000	2,428,671
1.605% 3/30/28 (b)(c)	2,250,000	2,002,965
HSBC Holdings PLC:
1.589% 5/24/27 (c)	550,000	503,546
2.251% 11/22/27 (c)	1,300,000	1,190,858
3.803% 3/11/25 (c)	2,250,000	2,248,869
5.21% 8/11/28 (c)	2,827,000	2,799,585
Huntington Bancshares, Inc.:
2.625% 8/6/24	450,000	444,290
4.443% 8/4/28 (c)	2,261,000	2,171,478
Huntington National Bank 5.699% 11/18/25 (c)	1,490,000	1,477,618
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	63,000	62,170
1.47% 9/22/27 (c)	3,080,000	2,798,590
2.083% 4/22/26 (c)	500,000	481,058
2.58% 4/22/32 (c)	3,000,000	2,510,117
2.947% 2/24/28 (c)	3,318,000	3,108,162
3.54% 5/1/28 (c)	350,000	332,690
4.851% 7/25/28 (c)	3,750,000	3,708,443
KeyBank NA 4.15% 8/8/25	250,000	242,106
KeyCorp 3.878% 5/23/25 (c)	177,000	175,202
Lloyds Banking Group PLC 5.985% 8/7/27 (c)	901,000	907,315
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	750,000	736,230
1.64% 10/13/27 (c)	1,300,000	1,185,207
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	2,050,000	1,873,362
2.651% 5/22/26 (c)	500,000	482,656
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	1,062,000	1,055,261
5.882% 10/30/26	1,700,000	1,731,250
NatWest Group PLC:
1.642% 6/14/27 (c)	3,300,000	3,015,616
4.269% 3/22/25 (c)	200,000	199,827
PNC Financial Services Group, Inc. 5.354% 12/2/28 (c)	1,020,000	1,020,435
Rabobank Nederland 1.98% 12/15/27 (b)(c)	3,050,000	2,766,903
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	773,000	699,031
Societe Generale:
2.226% 1/21/26 (b)(c)	2,500,000	2,416,031
2.797% 1/19/28 (b)(c)	950,000	871,720
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	750,000	683,355
1.474% 7/8/25	2,500,000	2,375,887
2.696% 7/16/24	500,000	494,658
The Toronto-Dominion Bank 2.8% 3/10/27	64,000	60,028
Truist Financial Corp. 4.26% 7/28/26 (c)	2,960,000	2,899,719
Wells Fargo & Co.:
2.164% 2/11/26 (c)	750,000	725,429
2.188% 4/30/26 (c)	2,676,000	2,567,707
3.526% 3/24/28 (c)	3,288,000	3,117,424
4.808% 7/25/28 (c)	1,250,000	1,227,590
Wells Fargo Bank NA 5.254% 12/11/26	1,800,000	1,806,585
		90,942,468
Capital Markets - 4.6%
Athene Global Funding:
1.716% 1/7/25 (b)	600,000	580,294
1.73% 10/2/26 (b)	573,000	515,512
5.583% 1/9/29 (b)	505,000	503,114
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	750,000	702,891
2.311% 11/16/27 (c)	3,300,000	2,997,866
Goldman Sachs Group, Inc.:
2.64% 2/24/28 (c)	2,563,000	2,373,683
4.482% 8/23/28 (c)	2,500,000	2,437,559
Intercontinental Exchange, Inc.:
3.75% 9/21/28	125,000	119,275
4% 9/15/27	1,981,000	1,908,351
4.35% 6/15/29	2,500,000	2,420,161
Moody's Corp. 3.75% 3/24/25	750,000	737,277
Morgan Stanley:
0.79% 5/30/25 (c)	750,000	739,444
2.188% 4/28/26 (c)	750,000	721,768
2.239% 7/21/32 (c)	2,750,000	2,215,442
3.591% 7/22/28 (c)	1,050,000	993,935
4.679% 7/17/26 (c)	1,842,000	1,822,241
S&P Global, Inc. 2.45% 3/1/27	2,814,000	2,623,359
UBS Group AG:
1.305% 2/2/27 (b)(c)	1,300,000	1,195,198
2.593% 9/11/25 (b)(c)	2,500,000	2,457,069
3.091% 5/14/32 (b)(c)	250,000	210,084
4.703% 8/5/27 (b)(c)	2,500,000	2,450,474
6.373% 7/15/26 (b)(c)	300,000	302,058
		31,027,055
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	700,000	645,674
6.1% 1/15/27	2,500,000	2,531,238
American Express Co. 2.55% 3/4/27	54,000	50,118
Capital One Financial Corp.:
1.878% 11/2/27 (c)	3,400,000	3,085,982
4.985% 7/24/26 (c)	2,701,000	2,676,334
John Deere Capital Corp. 4.75% 6/8/26	804,000	801,586
		9,790,932
Financial Services - 0.5%
Corebridge Financial, Inc.:
3.5% 4/4/25	508,000	496,152
3.65% 4/5/27	2,762,000	2,620,797
		3,116,949
Insurance - 0.6%
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	500,000	483,751
1.4% 8/27/27 (b)	700,000	605,756
1.7% 11/12/26 (b)	799,000	722,318
MassMutual Global Funding II 4.85% 1/17/29 (b)	2,100,000	2,078,114
RGA Global Funding 2% 11/30/26 (b)	30,000	27,300
		3,917,239
TOTAL FINANCIALS		138,794,643
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 3/2/28	378,000	378,730
Health Care Providers & Services - 0.4%
CVS Health Corp. 4.3% 3/25/28	110,000	106,755
Humana, Inc. 3.7% 3/23/29	2,500,000	2,338,053
UnitedHealth Group, Inc. 3.7% 5/15/27	399,000	386,377
		2,831,185
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co.:
4.9% 2/22/27	1,158,000	1,156,705
4.9% 2/22/29	846,000	844,010
		2,000,715
TOTAL HEALTH CARE		5,210,630
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
RTX Corp.:
3.95% 8/16/25	116,000	113,782
5.75% 11/8/26	778,000	789,126
5.75% 1/15/29	366,000	376,852
The Boeing Co. 5.04% 5/1/27	500,000	495,287
		1,775,047
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	1,517,000	1,391,171
Machinery - 0.1%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	500,000	458,656
Parker Hannifin Corp. 4.25% 9/15/27	217,000	212,373
		671,029
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.2% 1/15/27	2,530,000	2,319,469
3.25% 3/1/25	97,000	94,700
		2,414,169
TOTAL INDUSTRIALS		6,251,416
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Roper Technologies, Inc.:
1% 9/15/25	2,076,000	1,944,853
1.75% 2/15/31	750,000	599,801
		2,544,654
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Ventas Realty LP 2.65% 1/15/25	2,000,000	1,944,617
UTILITIES - 1.4%
Electric Utilities - 1.1%
Alabama Power Co. 3.05% 3/15/32	2,526,000	2,187,078
Duke Energy Corp. 4.3% 3/15/28	1,341,000	1,302,831
Eversource Energy 0.8% 8/15/25	43,000	40,159
Exelon Corp.:
2.75% 3/15/27	1,006,000	935,809
5.15% 3/15/29	381,000	379,369
Georgia Power Co. 4.65% 5/16/28	948,000	934,289
Southern Co.:
3.25% 7/1/26	500,000	478,145
5.5% 3/15/29	900,000	912,800
Virginia Electric & Power Co. 2.4% 3/30/32	500,000	412,695
		7,583,175
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation, LLC 3.25% 6/1/25	178,000	172,888
Multi-Utilities - 0.2%
NiSource, Inc. 0.95% 8/15/25	1,500,000	1,407,212
Sempra 3.3% 4/1/25	28,000	27,336
		1,434,548
TOTAL UTILITIES		9,190,611
TOTAL NONCONVERTIBLE BONDS (Cost $199,833,369)		198,189,573

U.S. Treasury Obligations - 55.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
2.75% 4/30/27	3,710,300	3,530,437
2.75% 8/15/32	5,035,500	4,495,561
2.875% 4/30/29	4,117,800	3,852,877
3.125% 8/15/25	15,215,500	14,855,915
3.375% 5/15/33	4,000,000	3,731,562
3.5% 9/15/25	2,560,600	2,511,288
3.5% 4/30/28	23,000,000	22,286,641
3.625% 5/31/28	13,000,000	12,655,195
3.625% 3/31/30	5,000,000	4,825,000
3.75% 4/15/26	22,299,000	21,920,091
3.75% 12/31/28	2,533,400	2,475,805
3.875% 1/15/26	8,070,500	7,955,117
3.875% 11/30/27	15,500,000	15,242,676
4% 12/15/25	11,173,000	11,036,393
4% 2/15/26	11,900,000	11,758,223
4% 2/29/28	10,368,800	10,241,215
4% 6/30/28	7,000,000	6,915,508
4% 1/31/29	14,000,000	13,838,125
4% 7/31/30	2,000,000	1,968,438
4% 2/15/34	4,000,000	3,921,875
4.125% 6/15/26	8,061,000	7,986,058
4.125% 9/30/27	7,162,000	7,104,089
4.125% 10/31/27	50,177,900	49,766,282
4.125% 7/31/28	7,000,000	6,951,055
4.25% 1/31/26	5,469,500	5,428,692
4.25% 2/28/29	8,000,000	8,001,250
4.375% 11/30/28	14,000,000	14,059,063
4.5% 11/15/25	12,700,000	12,651,383
4.5% 7/15/26	24,000,000	23,983,125
4.5% 11/15/33	1,978,200	2,015,600
4.625% 3/15/26	2,155,800	2,155,884
4.625% 9/15/26	10,000,000	10,027,734
4.625% 11/15/26	4,328,000	4,344,230
4.875% 10/31/28	32,595,500	33,392,562
4.875% 10/31/30	3,000,000	3,101,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $374,288,725)		370,986,199

U.S. Government Agency - Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.6%
2% 2/1/28 to 3/1/32	1,403,201	1,295,612
2.5% 1/1/28 to 11/1/36	1,814,733	1,692,423
3% 2/1/31 to 12/1/36	5,230,332	4,893,728
3.5% 12/1/28 to 2/1/33	754,144	727,285
1.5% 1/1/32	2,113,307	1,919,775
TOTAL FANNIE MAE		10,528,823
Freddie Mac - 0.5%
2.5% 1/1/28 to 3/1/32	2,099,416	1,966,210
3% 12/1/30 to 10/1/35	1,876,138	1,773,578
TOTAL FREDDIE MAC		3,739,788
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,499,887)		14,268,611

Asset-Backed Securities - 9.9%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust:
Series 2022-3 Class A, 3.75% 8/15/27	1,377,000	1,349,471
Series 2022-4 Class A, 4.95% 10/15/27	1,122,000	1,119,286
Series 2023-1 Class A, 4.87% 5/15/28	1,003,000	1,001,028
Series 2023-3 Class A, 5.23% 9/15/28	2,016,000	2,030,698
Bank of America Credit Card Master Trust:
Series 2022-A2, Class A2, 5% 4/15/28	1,294,000	1,296,992
Series 2023-A1 Class A1, 4.79% 5/15/28	729,000	726,373
Series 2023-A2 Class A2, 4.98% 11/15/28	1,029,000	1,031,400
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/28	272,000	273,266
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	1,603,000	1,598,774
Capital One Prime Auto Receiva Series 2023-2 Class A3, 5.82% 6/15/28	1,612,000	1,636,084
Carmax 2023-3 A3 Series 2023-3 Class A3, 5.28% 5/15/28	1,274,000	1,276,847
CarMax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	1,732,000	1,726,553
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	321,000	326,788
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A3, 4.92% 10/16/28	757,000	753,483
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	560,000	550,236
Series 2023-A1 Class A, 5.16% 9/15/28	2,354,000	2,367,027
Series 2023-A2 Class A, 5.08% 9/15/30	2,135,000	2,159,486
Series 2024-A1 Class A, 4.6% 1/16/29 (c)	1,892,000	1,880,002
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	789,000	790,444
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/28 (b)	764,000	762,869
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	827,000	837,222
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	578,000	580,395
Discover Card Execution Note Trust:
Series 2022-A2 Class A, 3.32% 5/15/27	540,000	527,925
Series 2022-A3 Class A3, 3.56% 7/15/27	1,472,000	1,439,841
Series 2022-A4, Class A, 5.03% 10/15/27	1,613,000	1,610,961
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	146,000	147,514
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/26	1,684,000	1,696,226
Ford Credit Auto Owner Trust:
Series 2021-A Class A3, 0.3% 8/15/25	80,171	79,350
Series 2023-B Class A3, 5.23% 5/15/28	1,127,000	1,130,434
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,171,000	1,165,773
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	1,165,000	1,161,309
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	312,000	313,867
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	440,000	435,123
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	147,000	147,290
Gm Financial Securitized Term Series 2023-4 Class A3, 5.78% 8/16/28	1,324,000	1,342,503
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,660,000	1,666,301
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	1,195,000	1,208,036
Honda Auto Receivables Owner Trust Series 2021-1 Class A3, 0.27% 4/21/25	80,881	80,272
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/29 (b)	1,943,000	1,948,336
Hyundai Auto Lease Securitizat Series 2023-C Class A3, 5.8% 12/15/26 (b)	1,391,000	1,402,312
Hyundai Auto Receivables Trust:
Series 2023 A Class A3, 4.58% 4/15/27	533,000	527,727
Series 2023-B Class A3, 5.48% 4/17/28	314,000	315,793
Series 2023-C Class A3, 5.54% 10/16/28	994,000	1,004,430
Mercedes-Benz Auto Receivables Series 2023-2 Class A3, 5.95% 11/15/28	759,000	773,736
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	901,000	914,330
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	721,000	729,601
SFS Auto Receivables Securitization Series 2024-1A Class A3, 4.95% 5/21/29 (b)	585,000	581,866
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	808,000	812,204
Toyota Auto Receivables 2023-D Series 2023-D Class A3, 5.54% 8/15/28	985,000	995,181
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,515,000	1,526,459
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	1,697,000	1,708,604
Verizon Master Trust:
Series 2021-2 Class A, 0.99% 4/20/28	90,000	87,483
Series 2023 2 Class A, 4.89% 4/13/28	1,342,000	1,334,860
Series 2023-4 Class A1A, 5.16% 6/20/29	1,806,000	1,809,580
Series 2023-5 Class A1A, 5.61% 9/8/28	1,480,000	1,487,252
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	1,997,000	2,011,905
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	823,000	821,355
Series 2023-2 Class A3, 5.48% 12/20/28	1,153,000	1,165,786
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	1,723,000	1,723,000
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	181,000	181,116
Series 2023-D Class A3, 5.79% 2/15/29	1,089,000	1,106,014
Series 2024-A Class A3, 4.86% 3/15/29	1,962,000	1,952,551
TOTAL ASSET-BACKED SECURITIES (Cost $66,946,875)		67,148,930

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 0.8%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/52	413,858	380,414
Freddie Mac:
Series 2020-5000 Class BA, 2% 4/25/45	600,631	533,230
Series 2022-5236:
Class HP, 4.5% 12/25/42	2,524,377	2,464,759
Class P, 5% 4/25/48	1,590,114	1,571,308
Series 2022-5266 Class CD, 4.5% 10/25/44	336,075	327,611

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,307,126)		5,277,322

Commercial Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
BANK sequential payer Series 2017-BNK9 Class ASB, 3.47% 11/15/54	2,557,016	2,472,493
BX Commercial Mortgage Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2825% 11/15/38 (b)(c)(d)	98,494	97,848
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0684% 10/15/26 (b)(c)(d)	93,847	92,732
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(c)(d)	100,000	98,969
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(c)(d)	80,508	79,930
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(d)	16,869	16,912
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	478,125	461,275
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(c)(d)	3,112,257	3,112,283
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A2, 3.0538% 9/15/50	5,239	5,225
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(d)	769,105	761,414
GS Mortgage Securities Trust sequential payer:
Series 2015-GC32 Class AAB, 3.513% 7/10/48	153,621	151,550
Series 2016-GS2 Class AAB, 2.922% 5/10/49	421,119	409,866
Series 2017-GS7 Class AAB, 3.203% 8/10/50	1,840,484	1,782,002
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2019-COR4 Class ASB, 3.9381% 3/10/52	983,114	951,031
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(c)(d)	445,000	441,106
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(d)	191,373	190,506
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	126,908	125,298
Series 2019-C50 Class ASB, 3.635% 5/15/52	1,000,000	959,791
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,134,666)		12,210,231

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $992,070)	991,872	992,070

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $674,002,718)	669,072,936
NET OTHER ASSETS (LIABILITIES) - 0.9%	5,886,075
NET ASSETS - 100.0%	674,959,011

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,241,831 or 7.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,051,408	83,335,037	90,394,375	101,122	-	-	992,070	0.0%
Total	8,051,408	83,335,037	90,394,375	101,122	-	-	992,070

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	198,189,573	-	198,189,573	-

U.S. Government and Government Agency Obligations	370,986,199	-	370,986,199	-

U.S. Government Agency - Mortgage Securities	14,268,611	-	14,268,611	-

Asset-Backed Securities	67,148,930	-	67,148,930	-

Collateralized Mortgage Obligations	5,277,322	-	5,277,322	-

Commercial Mortgage Securities	12,210,231	-	12,210,231	-

Money Market Funds	992,070	992,070	-	-
Total Investments in Securities:	669,072,936	992,070	668,080,866	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $673,010,648)	$668,080,866
Fidelity Central Funds (cost $992,070)	992,070

Total Investment in Securities (cost $674,002,718)		$669,072,936
Receivable for investments sold		13,808,322
Interest receivable		5,707,408
Distributions receivable from Fidelity Central Funds		10,425
Total assets		688,599,091
Liabilities
Payable for investments purchased	$13,640,033
Other payables and accrued expenses	47
Total Liabilities		13,640,080
Net Assets		$674,959,011
Net Assets consist of:
Paid in capital		$692,116,744
Total accumulated earnings (loss)		(17,157,733)
Net Assets		$674,959,011
Net Asset Value, offering price and redemption price per share ($674,959,011 ÷ 74,536,556 shares)		$9.06
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$14,940,105
Income from Fidelity Central Funds		101,122
Total Income		15,041,227
Expenses
Independent trustees' fees and expenses	$1,145
Total expenses before reductions	1,145
Expense reductions	(240)
Total expenses after reductions		905
Net Investment income (loss)		15,040,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,271,030)
Total net realized gain (loss)		(3,271,030)
Change in net unrealized appreciation (depreciation) on investment securities		7,490,549
Net gain (loss)		4,219,519
Net increase (decrease) in net assets resulting from operations		$19,259,841
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,040,322	$27,513,583
Net realized gain (loss)	(3,271,030)	(8,216,622)
Change in net unrealized appreciation (depreciation)	7,490,549	(8,068,082)
Net increase (decrease) in net assets resulting from operations	19,259,841	11,228,879
Distributions to shareholders	(15,008,186)	(27,485,070)

Share transactions
Proceeds from sales of shares	7,400,000	533,352,501
Reinvestment of distributions	15,008,186	27,485,070
Cost of shares redeemed	(52,900,000)	(74,140,000)

Net increase (decrease) in net assets resulting from share transactions	(30,491,814)	486,697,571
Total increase (decrease) in net assets	(26,240,159)	470,441,380

Net Assets
Beginning of period	701,199,170	230,757,790
End of period	$674,959,011	$701,199,170

Other Information
Shares
Sold	829,036	58,077,352
Issued in reinvestment of distributions	1,662,154	3,028,822
Redeemed	(5,821,224)	(8,186,955)
Net increase (decrease)	(3,330,034)	52,919,219

Financial Highlights
Fidelity® Education Income Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.01	$9.25	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.195	.360	.224	.036
Net realized and unrealized gain (loss)	.050	(.240)	(.858)	.052
Total from investment operations	.245	.120	(.634)	.088
Distributions from net investment income	(.195)	(.360)	(.153)	(.038)
Distributions from net realized gain	-	-	(.013)	-
Total distributions	(.195)	(.360)	(.166)	(.038)
Net asset value, end of period	$9.06	$9.01	$9.25	$10.05
Total Return D,E	2.75%	1.34%	(6.34)%	.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-% I
Net investment income (loss)	4.36% I	3.95%	2.40%	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$674,959	$701,199	$230,758	$30,938
Portfolio turnover rate J	52% I	73%	80%	87% K,L

AFor the period March 16, 2021 (commencement of operations) through August 31, 2021.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Education Income Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to Fidelity managed 529 plans.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,731,581
Gross unrealized depreciation	(6,695,450)
Net unrealized appreciation (depreciation)	$(4,963,869)
Tax cost	$674,036,805

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,895,194)
Long-term	(1,050,273)
Total capital loss carryforward	$(8,945,467)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Education Income Fund	58,643,684	25,120,384
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $240.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Education Income Fund	-%-D
Actual		$ 1,000	$ 1,027.50	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Education Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for 529 plans managed by Fidelity and ultimately to enhance the performance of those 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Education Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Jennifer Toolin McAuliffe
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Christine J. Thompson
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Elizabeth S. Acton
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Laura M. Bishop
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Ann E. Dunwoody
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
John Engler
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Robert F. Gartland
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Robert W. Helm
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Arthur E. Johnson
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Michael E. Kenneally
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Mark A. Murray
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00
Carol J. Zierhoffer
Affirmative	4,609,272,776.15	100.00
TOTAL	4,609,272,776.15	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9901558.102
EDI-SANN-0424

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2024